      As filed with the Securities and Exchange Commission
                      on December 30, 1996

                                            File No. 33-39350

               Securities and Exchange Commission
                     Washington, D.C. 20549
      ____________________________________________________
                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Pre-Effective Amendment No.

                 Post-Effective Amendment No. 16
                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                          Amendment No.
      ____________________________________________________

           ALLIANCE MULTI-MARKET STRATEGY TRUST, INC.
       (Exact Name of Registrant as Specified in Charter)
       1345 Avenue of the Americas, New York, N.Y.  10105
      (Address of Principal Executive Offices)  (Zip Code)
      ____________________________________________________
Registrant's Telephone Number, including Area Code: (800)221-5672
      ____________________________________________________

                      EDMUND P. BERGAN, JR.
        1345 Avenue of the Americas, New York, N.Y. 10105
             (Name and address of Agent for Service)
      ____________________________________________________

                Calculation of Registration Fee:

                                           Proposed
Title of                                   Maximum
Securities                Proposed Maximum Aggregate Amount of
Being       Amount Being  Offering Price   Offering  Registration
Registered  Registered    Per Share *      Price**   Fee
----------  ------------  ---------------- --------- ------------
Common
Stock .001
par value    8,174,014        $7.28        $330,000     $100.00

    * Estimated solely for the purpose of determining the amount of the registration fee based on the maximum offering price per share of the Registrant's common stock on December 19, 1996.

    **   The calculation of the maximum aggregate offering price
is made pursuant to Rule 24e-2(a) under the Investment Company Act of 1940 and is based on the following: the total amount of securities redeemed or repurchased during the fiscal year ended October 31, 1996 was 8,128,684 of which none were previously used for reduction pursuant to Rule 24f-2 or Rule 24e-2(a) and 8,128,684 shares of which are being so used for such reduction in this Amendment.

It is proposed that this filing will become effective (check appropriate box)
     X   immediately upon filing pursuant to paragraph (b)
    ___  on (date) pursuant to paragraph (b)
    ___  60 days after filing pursuant to paragraph (a)(1)
    ___  on (date) pursuant to paragraph (a)(1)
    ___  75 days after filing pursuant to paragraph (a)(2)
    ___  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


EXHIBIT: Opinion of Seward & Kissel





























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                            SIGNATURE

         Pursuant to the requirements of the Securities Act of 1933 as amended and the Investment Company Act of 1940 as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 30th day of December, 1996.

                   ALLIANCE MULTI-MARKET STRATEGY TRUST, INC.

                   by   /s/John D. Carifa
                        _____________________
                        John D. Carifa
                        Chairman and President

         Pursuant to the requirements of the Securities Act of l933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

    Signature                Title          Date

1)  Principal Executive
    Officer

    /s/John D. Carifa        Chairman and   December 30, 1996
    _________________        President
    John D. Carifa

2)  Principal Financial and
    Accounting Officer

    /s/Mark D. Gersten       Treasurer and  December 30, 1996
    _________________        Chief Financial
    Mark D. Gersten          Officer














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

3)  All of the Directors
    ____________________

    Ruth Block
    John D. Carifa
    David H. Dievler
    John H. Dobkin
    William H. Foulk, Jr.
    James M. Hester
    Clifford L. Michel
    Donald J. Robinson
    Robert C. White

    by /s/Edmund P. Bergan, Jr.             December 30, 1996
       _______________________
       (Attorney-in-fact)
       Edmund P. Bergan, Jr.




































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